Other non-current assets	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Non Current Assets Explanatory [Abstract]
Disclosure of other non-current assets [text block]

23 Other non-current assets

(€ million)	December 31, 2017	December 31, 2016
Tax receivables from:
- Italian tax authorities
- income tax	62	73
- interest on tax credits	64	64
	126	137
- non-Italian tax authorities	381	365
	507	502
Other receivables:
- related to divestments	118	222
- other non-current	44	52
	162	274
Fair value of derivative financial instruments	80	108
Other asset	574	464
	1,323	1,348

Receivables from divestments amounting to €118 million (€222 million at December 31, 2016) were net of the accumulated provisions for impairments of  €125 million and included the present value of long-term portion of  €111 million ($133 million) of the receivable related to the divestment of a 10% stake of the Zohr asset in Egypt finalized in February 2017. The current portion of the receivables is indicated in note 11 — Trade and other receivables. The accumulated provisions for impairments of  €125 million related to a receivable deriving from the sale of an asset in Nigeria and included the impairment of the year of  € 44 million.

The fair value related to derivative financial instruments is disclosed in note 34 — Derivative financial instruments.

Other non-current assets amounted to €574 million (€464 million at December 31, 2016) included €56 million of deferred costs for take-or-pay gas volumes in connection to the Company’s long-term supply contracts (€113 million at December 31, 2016). The portion that Eni plans to recover within the term of 12 months is indicated in note 15 — Other current assets.

Transactions with related parties are described in note 47 — Transactions with related parties.